Commitments and Contingencies Energy Narrative (Details) (USD $)	12 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended	5 Months Ended		1 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Energy Segment [Member]	Jun. 30, 2012 Energy Segment [Member]	Jun. 30, 2012 CVR Energy, Inc. [Member] Energy Segment [Member]	Jun. 30, 2012 CVR Energy, Inc. [Member] Energy Segment [Member]	Jun. 30, 2012 CRRM [Member] Energy Segment [Member]	Dec. 31, 2011 CRNF [Member] Energy Segment [Member]	Dec. 31, 2010 CRNF [Member] Energy Segment [Member]	Dec. 31, 2009 CRNF [Member] Energy Segment [Member]	Dec. 31, 2008 CRNF [Member] Energy Segment [Member]	Jun. 30, 2012 WRC [Member] Energy Segment [Member]	Jul. 31, 2009 Crude Oil, Indirect Supplier [Member] OKLAHOMA CRRM [Member] Energy Segment [Member] Dismissed Without Prejudice [Member] litigation_cases	Jul. 31, 2009 Crude Oil, Indirect Supplier [Member] NEW MEXICO CRRM [Member] Energy Segment [Member] Dismissed Without Prejudice [Member] litigation_cases	May 31, 2010 Crude Oil, Indirect Supplier [Member] OKLAHOMA and KANSAS [Member] CRRM [Member] Energy Segment [Member] Pending Litigation [Member] litigation_cases	Jun. 30, 2012 Crude Oil Discharge [Member] KANSAS CVR Energy, Inc. [Member] Energy Segment [Member] Pending Litigation [Member]	Jun. 30, 2010 Crude Oil Discharge [Member] KANSAS CVR Energy, Inc. [Member] Energy Segment [Member] Pending Litigation [Member] plaintiffs	May 31, 2008 Crude Oil Discharge [Member] KANSAS CVR Energy, Inc. [Member] Energy Segment [Member] Settled [Member] plaintiffs	Jun. 30, 2010 Crude Oil Discharge [Member] KANSAS CVR Energy, Inc. [Member] Energy Segment [Member] Pending Litigation and Settled, Aggregate [Member] plaintiffs	Feb. 10, 2010 EPA, Second Consent Decree, Clean Air Act [Member] CRRM [Member] Energy Segment [Member]	Jun. 30, 2012 EPA, Second Consent Decree, Clean Air Act [Member] CRRM [Member] Energy Segment [Member]	Aug. 31, 2011 ODEQ [Member] WRC [Member] Energy Segment [Member]	Jun. 30, 2012 ODEQ [Member] WRC [Member] Energy Segment [Member]	Oct. 25, 2010 U.S. Coast Guard / EPA [Member] Crude Oil Discharge [Member] KANSAS CVR Energy, Inc. [Member] Energy Segment [Member] Pending Litigation [Member]	Jun. 30, 2012 U.S. Coast Guard / EPA [Member] Crude Oil Discharge [Member] KANSAS CVR Energy, Inc. [Member] Energy Segment [Member] Pending Litigation [Member]	Jun. 30, 2012 Air Emissions Reduction and Water Conservation [Member] EPA, Second Consent Decree, Clean Air Act [Member] CRRM [Member] Energy Segment [Member]	Jun. 30, 2012 Coffeyville, Kansas Refinery and Phillipsburg, Kansas Terminal Facility [Member] KANSAS CRRM and CRT [Member] Energy Segment [Member]	Jun. 30, 2012 CVR Energy, Inc. [Member] Energy Segment [Member]
Loss Contingencies [Line Items]
Lease expense	$ 94,000,000	$ 77,000,000	$ 76,000,000			$ 2,000,000																							$ 1,000,000
Lawsuits Filed Against Company														15	2	2
Average increase in annual property tax expense									11,000,000	12,000,000	11,000,000	11,000,000
Number of claimants / plaintiffs																		1	16	3
Compensatory damages sought							18,500,000												4,000,000	3,000,000	1,000,000				2,000,000
Civil penalties, anticipated minimum																										100,000
Insurance proceeds under primary environmental liability insurance policy																	25,000,000
Accrued environmental liabilities																												2,000,000
Estimated closure and post-closure costs included in accred environmental liabilities																												1,000,000
Capital expenditures to comply with environmental rules								45,000,000					49,000,000									49,000,000		2,000,000			1,000,000
Percentage of all fuel used required to be renewable fuel								8.00%
Proposed percentage of all fuel used required to be renewable fuel								9.00%
U.S. refineries entered into environmental regulatory concent decree, minimum percentage of U.S. refining capacity								90.00%
Civil penalty, anticipated maximum																						1,000,000
Capital expenditures to comply with environmental rules, expected to be capital expenditures																						47,000,000
Civil penalty paid																							950,000
Environmental expenditures capitalized				$ 4,000,000	$ 3,000,000